Interest rate formula (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fixed interest rate	R$ 337,583,246	R$ 292,884,352	R$ 258,760,620
Floating rate	155,771,456	124,937,674	88,496,040
Total	R$ 493,354,702	R$ 417,822,026	R$ 347,256,660